Investments: Investments in Debt Securities (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Amortized cost of debt securities available for sale	$ 6,144	$ 12,854	$ 6,144
Debt securities, available for sale, at fair value	6,556 [1]	13,194 [2]	6,556	[1]
US Government Agencies Debt Securities
Amortized cost of debt securities available for sale	2,403	9,888	2,403
Available-for-sale Debt Securities Gross Unrealized Gain	153	103
Available-for-sale Debt Securities, Gross Unrealized Loss		(4)
Debt securities, available for sale, at fair value	2,556	9,987	2,556
Residential Mortgage Backed Securities
Amortized cost of debt securities available for sale	3,741	2,966	3,741
Available-for-sale Debt Securities Gross Unrealized Gain	259	241
Debt securities, available for sale, at fair value	4,000	3,207	4,000
Debt Securities
Amortized cost of debt securities available for sale	6,144	12,854	6,144
Available-for-sale Debt Securities Gross Unrealized Gain	412	344
Available-for-sale Debt Securities, Gross Unrealized Loss		(4)
Debt securities, available for sale, at fair value	$ 6,556	$ 13,194	$ 6,556

[1]	Amortized cost - $6,144
[2]	Amortized cost - $12,854